Net Income (Loss) Per Share	6 Months Ended
Jun. 30, 2021
Earnings Per Share [Abstract]
Net Income (Loss) Per Share
18.	NET INCOME (LOSS) PER SHARE
The following table sets forth the
net income (loss) for the three and six months ended June 30, 2021 and 2020 and the computation of basic and diluted net loss per common share for the three and six months ended June 30, 2021:

	Three months ended June 30,		Six months ended June 30,
(in thousands, except shares and per share data)	2021	2020	2021	2020
Numerator:
Net income (loss)	$4,947	$(10,986)	$(5,523)	$(13,172)
Less: net loss attributable to non-controlling interests	(4,533)	—	(15,003)	—

Net income (loss) attributable to Class A common s tock holders	9,480	—	9,480	—
Dilutive effect of warrants on net income to Class A common stockholders	(13,999)	N/A	(13,999)	N/A
Net income attributable to Class A common stockholders - Diluted	(4,519)	N/A	(4,519)	N/A
Basic and Diluted Earnings Per Share denominator:
Weighted average common stock outstanding - basic	167,134,853	N/A	166,691,634	N/A

Net income per share - basic	$0.06	N/A	$0.06	N/A
Diluted Earnings Per Share:
Dilutive effect of warrants on weighted average common stock outstanding	1,749,462	N/A	879,564	N/A
Weighted average common stock outstanding - diluted	168,884,315	N/A	167,571,198	N/A

Net loss per share - diluted	$(0.03)	N/A	$(0.03)	N/A

Prior to the consummation of the Business Combination, the Company’s ownership structure included equity interests held solely by the Parent. The Company analyzed the calculation of earnings per share for comparative periods presented and determined that it resulted in values that would not be meaningful to the users of these condensed consolidated financial statements. Therefore, the

earnings per share information has not been presented for the three and six months ended June 30, 2020.
The outstanding Company’s Class B common stock does not have an impact on the diluted net loss per share calculation.
The Company’s dilutive securities are derived from the Company’s Public Warrants and Private Placement Warrants using the treasury method and excluding the Class A Stockholders’ income statement effect of the change in fair value in warrant liability.
 The Public Warrants and Private Placement
Warrants were
included in the three and six months ended June 30, 2021 dilutive earnings per share calculation. RSUs and stock options were excluded from the dilutive earning per share calculation as they had an anti-dilutive effect for the periods presented. The table below presents the Company’s potentially dilutive securities:

Three and six months ended June 30, 2021
Public Warrants	23,000,000
Private Placement Warrants	10,533,333
Restricted Stock Units	2,590,472
Stock Options	12,806,407

Potential Common Stock	48,930,212